SIGNIFICANT ACCOUNTING POLICIES (Fair Value of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative Assets:
Asset Derivatives	$ 386	$ 946
Derivative Liabilities:
Liability Derivatives	(1,879)	(3,018)
Foreign exchange option and forward contracts [Member] | Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(842)
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Prepaid expenses and other receivables [Member]
Derivative Assets:
Asset Derivatives		196
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives		(224)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(141)	(209)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives		(62)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Long Term Assets [Member]
Derivative Assets:
Asset Derivatives	296	449
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Prepaid expenses and other receivables [Member]
Derivative Assets:
Asset Derivatives	23	79
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(59)	(375)
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives	(820)	(1,966)
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Other Long Term Assets [Member]
Derivative Assets:
Asset Derivatives	67	222
Cash Fee [Member] | Not Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives	$ (17)	$ (182)